SHARE-BASED COMPENSATION (Outstanding Non-Treasury RSUs) (Details) - Non-Treasury RSUs	12 Months Ended
	Jan. 01, 2023 USD ($) shares	Jan. 02, 2022 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal year (in shares) | shares	1,946,000	1,877,000
Granted, net of granted for performance and dividends declared (in shares) | shares	672,000	733,000
Granted for dividends declared (in shares) | shares	47,000	25,000
Settled - common shares (in shares) | shares	(229,000)	(127,000)
Settled - payment of withholding taxes (in shares) | shares	(146,000)	(70,000)
Forfeited (in shares) | shares	(201,000)	(492,000)
Number, outstanding, end of fiscal year (in shares) | shares	2,089,000	1,946,000
Weighted average fair value per unit, outstanding, beginning of fiscal year (in dollars per share) | $	$ 29.50	$ 29.38
Granted (in dollars per share) | $	38.28	30.38
Granted for dividends declared (in dollars per share) | $	30.79	37.69
Settled - common shares (in dollars per share) | $	30.69	25.14
Settled - payment of withholding taxes (in dollars per share) | $	31.30	25.48
Forfeited (in dollars per shares) | $	34.40	32.46
Weighted average fair value per unit, outstanding, end of fiscal year (in dollars per share) | $	$ 31.63	$ 29.50